PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property plant and equipment		R$ 13,040,862		R$ 12,215,580
Additions		1,133,836		796,929
Disposals		(64,316)		(174,589)
Monetary correction hyperinflation		358,779
Transfers		(9,918)	[1]	(42,850)
Exchange rate variation		(168,359)		(66,209)
Property plant and equipment		14,290,884		13,040,862
Disposals		64,316		174,589
Land depreciation		3,631
Business combination				312,001
Goods In Lending [Member]
IfrsStatementLineItems [Line Items]
Transfers		15
Classification of assets as held for sale [member]
IfrsStatementLineItems [Line Items]
Transfers		48
Intangible assets other than goodwill [member]
IfrsStatementLineItems [Line Items]
Transfers		9,951
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment		22,453,030		20,572,741
Additions		2,631,034		2,237,123
Disposals		(399,618)		(533,879)
Monetary correction hyperinflation		473,640
Transfers		133,191	[1]	(39,824)
Exchange rate variation		(246,550)		(95,132)
Property plant and equipment		25,044,727		22,453,030
Disposals		399,618		533,879
Business combination				312,001
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment		710,017		608,389
Additions		10,289		4,799
Disposals		(10,715)		(19,378)
Monetary correction hyperinflation		56,130
Transfers		7,601	[1]	100,463
Exchange rate variation		(21,771)		(12,244)
Property plant and equipment		751,551		710,017
Disposals		10,715		19,378
Business combination				27,988
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment		11,294,650		10,444,526
Additions		922,240		533,269
Disposals		(130,814)		(183,824)
Monetary correction hyperinflation		90,634
Transfers		513,309	[1]	413,049
Exchange rate variation		(69,191)		(7,523)
Property plant and equipment		12,620,828		11,294,650
Disposals		130,814		183,824
Business combination				95,153
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment		8,735,375		8,395,520
Additions		21,913		111,951
Disposals		(242,875)		(274,290)
Monetary correction hyperinflation		281,368
Transfers		1,035,129	[1]	391,013
Exchange rate variation		(100,872)		(54,035)
Property plant and equipment		9,730,038		8,735,375
Disposals		242,875		274,290
Business combination				165,216
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment		150,865		157,085
Additions		1,141		3,959
Disposals		(5,855)		(8,076)
Monetary correction hyperinflation		26,735
Transfers		23,238	[1]	4,833
Exchange rate variation		(8,515)		(12,028)
Property plant and equipment		187,609		150,865
Disposals		5,855		8,076
Business combination				5,092
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment		384,289		346,218
Additions		246,491		46,768
Disposals		(7,080)		(29,710)
Monetary correction hyperinflation		7,141
Transfers		10,589	[1]	7,844
Exchange rate variation		(13,758)		4,532
Property plant and equipment		627,672		384,289
Disposals		7,080		29,710
Business combination				8,637
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment		1,144,725		608,255
Additions		1,420,309		1,494,087
Disposals		(2,279)		(18,601)
Monetary correction hyperinflation		11,632
Transfers		(1,456,540)	[1]	(937,589)
Exchange rate variation		(22,704)		(11,342)
Property plant and equipment		1,095,143		1,144,725
Disposals		2,279		18,601
Business combination				9,915
Gross carrying amount [member] | Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment		33,109		12,748
Additions		8,651		42,290
Disposals		(0)
Monetary correction hyperinflation		(0)
Transfers		(135)	[1]	(19,437)
Exchange rate variation		(9,739)		(2,492)
Property plant and equipment		31,886		33,109
Disposals		0
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment		(9,412,168)		(8,357,161)
Additions		(1,497,198)		(1,440,194)
Disposals		(335,302)		(359,290)
Monetary correction hyperinflation		(114,861)
Transfers		(143,109)	[1]	(3,026)
Exchange rate variation		78,191		28,923
Property plant and equipment		(10,753,843)		(9,412,168)
Disposals		335,302		359,290
Business combination				(0)
Accumulated depreciation and amortisation [member] | Land [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment		(36,788)	[2]	(13,800)
Additions		(12,410)	[2]	(12,106)
Disposals		2,401	[2]	2,272
Monetary correction hyperinflation	[2]	1,090
Transfers		(4)	[1],[2]	(11,954)
Exchange rate variation		1,277	[2]	(1,200)
Property plant and equipment	[2]	R$ (44,434)		R$ (36,788)
Average rate		15.34%	[2],[3]	15.34%	[4]
Disposals		R$ (2,401)	[2]	R$ (2,272)
Business combination				(0)
Accumulated depreciation and amortisation [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment		(4,494,435)		(3,851,225)
Additions		(752,798)		(763,843)
Disposals		114,639		111,746
Monetary correction hyperinflation		8,968
Transfers		(25,989)	[1]	3,668
Exchange rate variation		19,239		5,219
Property plant and equipment		R$ (5,130,376)		R$ (4,494,435)
Average rate		3.59%	[3]	8.11%	[4]
Disposals		R$ (114,639)		R$ (111,746)
Business combination				(0)
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment		(4,612,648)		(4,304,007)
Additions		(556,013)		(549,206)
Disposals		208,582		220,428
Monetary correction hyperinflation		(105,534)
Transfers		(105,596)	[1]	890
Exchange rate variation		49,452		19,247
Property plant and equipment		R$ (5,121,757)		R$ (4,612,648)
Average rate		6.25%	[3]	6.84%	[4]
Disposals		R$ (208,582)		R$ (220,428)
Business combination				(0)
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment		(72,820)		(79,924)
Additions		(9,549)		(10,566)
Disposals		3,883		6,362
Monetary correction hyperinflation		(13,210)
Transfers		(2,913)	[1]	4,027
Exchange rate variation		4,066		7,281
Property plant and equipment		R$ (90,543)		R$ (72,820)
Average rate		6.64%	[3]	6.66%	[4]
Disposals		R$ (3,883)		R$ (6,362)
Business combination				(0)
Accumulated depreciation and amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property plant and equipment		(195,477)		(108,205)
Additions		(166,428)		(104,473)
Disposals		5,797		18,482
Monetary correction hyperinflation		(6,175)
Transfers		(8,607)	[1]	343
Exchange rate variation		4,157		(1,624)
Property plant and equipment		R$ (366,733)		R$ (195,477)
Average rate		22.85%	[3]	27.90%	[4]
Disposals		R$ (5,797)		R$ (18,482)
Business combination				R$ (0)

[1]	Refers to the transfer of R$9,951 to intangible assets, R$15 from property, plant and equipment to goods in lending and R$(48) from assets held for sale.
[2]	Land depreciation refers to right-of-use assets. The amount of R$3,631 of depreciation was recognized in the cost of formation of forests and will be realized in the result according to the depletion (note 18.1).
[3]	Weighted average annual rate.
[4]	Weighted average annual rate.